EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2019

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Value Fund”:

Aaron S. Dunn, CFA, Vice President of BMR, has managed the Portfolio since December 2017.

Bradley Galko, CFA, Vice President of BMR, has managed the Portfolio since February 2020.

Edward J. Perkin, CFA, Chief Equity Investment Officer and Vice President of BMR, has managed the Portfolio since June 2014.

2.  The following replaces the third paragraph under “Tax-Managed Value Portfolio.” in “Management and Organization”:

Aaron S. Dunn, CFA, Bradley Galko, CFA and Edward J. Perkin, CFA manage the Portfolio. Mr. Dunn has served as portfolio manager of the Portfolio since December 2017 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years. Mr. Galko has served as portfolio manager of the Portfolio since February 2020 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years. Mr. Perkin has served as portfolio manager of the Portfolio since June 2014 and manages other Eaton Vance portfolios. Mr. Perkin is Chief Equity Investment Officer and a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years.

February 3, 2020	34599 2.3.20

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2019

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bradley Galko*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* As of December 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Large-Cap Value Fund
Bradley Galko*	None	$100,001 - $500,000

* As of December 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

February 3, 2020